Schedule of Investments (unaudited)
December 31, 2024
iShares® Russell Top 200 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.8%
Boeing Co. (The)(a)	27,606	$ 4,886,262
General Dynamics Corp.	10,619	2,798,000
General Electric Co.	42,000	7,005,180
Lockheed Martin Corp.	8,230	3,999,286
Northrop Grumman Corp.	5,393	2,530,881
RTX Corp.	51,887	6,004,364
TransDigm Group, Inc.	2,124	2,691,703
		29,915,676
Air Freight & Logistics — 0.4%
FedEx Corp.	8,847	2,488,927
United Parcel Service, Inc., Class B	28,482	3,591,580
		6,080,507
Automobiles — 2.9%
Ford Motor Co.	152,497	1,509,720
General Motors Co.	42,662	2,272,605
Tesla, Inc.(a)	108,457	43,799,275
		47,581,600
Banks — 3.6%
Bank of America Corp.	259,845	11,420,188
Citigroup, Inc.	73,849	5,198,231
JPMorgan Chase & Co.	109,634	26,280,366
PNC Financial Services Group, Inc. (The)	15,511	2,991,297
Truist Financial Corp.	52,219	2,265,260
U.S. Bancorp	60,900	2,912,847
Wells Fargo & Co.	130,013	9,132,113
		60,200,302
Beverages — 1.3%
Coca-Cola Co. (The)	151,489	9,431,705
Constellation Brands, Inc., Class A	6,187	1,367,327
Keurig Dr. Pepper, Inc.	43,612	1,400,817
Monster Beverage Corp.(a)	27,958	1,469,473
PepsiCo, Inc.	53,649	8,157,867
		21,827,189
Biotechnology — 1.8%
AbbVie, Inc.	69,137	12,285,645
Amgen, Inc.	20,926	5,454,152
Gilead Sciences, Inc.	48,602	4,489,367
Moderna, Inc.(a)(b)	12,550	521,829
Regeneron Pharmaceuticals, Inc.(a)	4,069	2,898,471
Vertex Pharmaceuticals, Inc.(a)	10,097	4,066,062
		29,715,526
Broadline Retail — 4.9%
Amazon.com, Inc.(a)	366,284	80,359,047
Building Products — 0.5%
Carrier Global Corp.	32,605	2,225,617
Johnson Controls International PLC	26,064	2,057,232
Trane Technologies PLC	8,851	3,269,117
		7,551,966
Capital Markets — 2.9%
BlackRock, Inc.(c)	5,747	5,891,307
Blackstone, Inc., Class A, NVS	28,155	4,854,485
Charles Schwab Corp. (The)	58,185	4,306,272
CME Group, Inc., Class A	14,045	3,261,670
Goldman Sachs Group, Inc. (The)	11,974	6,856,552
Intercontinental Exchange, Inc.	22,164	3,302,658
KKR & Co., Inc., Class A	26,302	3,890,329
Moody’s Corp.	6,176	2,923,533
Security	Shares	Value
Capital Markets (continued)
Morgan Stanley	45,341	$ 5,700,271
S&P Global, Inc.	12,211	6,081,444
		47,068,521
Chemicals — 1.0%
Air Products & Chemicals, Inc.	8,678	2,516,967
Ecolab, Inc.	9,772	2,289,775
Linde PLC	18,751	7,850,481
Sherwin-Williams Co. (The)	9,163	3,114,779
		15,772,002
Commercial Services & Supplies — 0.6%
Cintas Corp.	13,503	2,466,998
Copart, Inc.(a)	33,881	1,944,430
Republic Services, Inc.	7,972	1,603,807
Waste Management, Inc.	15,659	3,159,830
		9,175,065
Communications Equipment — 1.0%
Arista Networks, Inc.(a)	40,180	4,441,095
Cisco Systems, Inc.	155,755	9,220,696
Motorola Solutions, Inc.	6,433	2,973,526
		16,635,317
Construction Materials — 0.1%
CRH PLC	26,692	2,469,544
Consumer Finance — 0.6%
American Express Co.	21,912	6,503,263
Capital One Financial Corp.	14,794	2,638,066
		9,141,329
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	17,300	15,851,471
Target Corp.	18,069	2,442,567
Walmart, Inc.	169,368	15,302,399
		33,596,437
Diversified Telecommunication Services — 0.8%
AT&T Inc.	280,130	6,378,560
Verizon Communications, Inc.	164,531	6,579,595
		12,958,155
Electric Utilities — 1.0%
American Electric Power Co., Inc.	20,482	1,889,055
Constellation Energy Corp.	12,250	2,740,447
Duke Energy Corp.	30,167	3,250,193
NextEra Energy, Inc.	80,239	5,752,334
Southern Co. (The)	42,704	3,515,393
		17,147,422
Electrical Equipment — 0.7%
Eaton Corp. PLC	15,398	5,110,134
Emerson Electric Co.	22,330	2,767,357
GE Vernova, Inc.	10,635	3,498,171
		11,375,662
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	46,138	3,204,284
Energy Equipment & Services — 0.1%
Schlumberger NV	55,504	2,128,023
Entertainment — 1.5%
Netflix, Inc.(a)	16,697	14,882,370
Spotify Technology SA(a)	5,738	2,567,067
Walt Disney Co. (The)	70,861	7,890,372
		25,339,809

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell Top 200 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services — 4.8%
Apollo Global Management, Inc.	20,375	$ 3,365,135
Berkshire Hathaway, Inc., Class B(a)	71,429	32,377,337
Fiserv, Inc.(a)	22,097	4,539,166
Mastercard, Inc., Class A	31,821	16,755,984
PayPal Holdings, Inc.(a)	39,124	3,339,233
Visa, Inc., Class A	61,483	19,431,087
		79,807,942
Food Products — 0.3%
Kraft Heinz Co. (The)	34,514	1,059,925
Mondelez International, Inc., Class A	52,153	3,115,099
		4,175,024
Ground Transportation — 0.9%
CSX Corp.	75,199	2,426,672
Norfolk Southern Corp.	8,839	2,074,513
Uber Technologies, Inc.(a)	79,313	4,784,160
Union Pacific Corp.	23,829	5,433,965
		14,719,310
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	67,496	7,634,472
Becton Dickinson & Co.	11,302	2,564,085
Boston Scientific Corp.(a)	57,389	5,125,985
Edwards Lifesciences Corp.(a)	23,219	1,718,903
Intuitive Surgical, Inc.(a)	13,786	7,195,741
Medtronic PLC	49,969	3,991,524
Stryker Corp.	14,142	5,091,827
		33,322,537
Health Care Providers & Services — 1.9%
Cigna Group (The)	10,665	2,945,033
CVS Health Corp.	49,274	2,211,910
Elevance Health, Inc.	9,056	3,340,759
HCA Healthcare, Inc.	7,222	2,167,683
McKesson Corp.	5,063	2,885,454
UnitedHealth Group, Inc.	35,888	18,154,304
		31,705,143
Health Care REITs — 0.2%
Welltower, Inc.	24,045	3,030,391
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class A(a)(b)	17,107	2,248,031
Booking Holdings, Inc.	1,291	6,414,230
Chipotle Mexican Grill, Inc.(a)	53,364	3,217,849
DoorDash, Inc., Class A(a)	13,790	2,313,272
Marriott International, Inc., Class A	8,956	2,498,187
McDonald’s Corp.	28,118	8,151,127
Starbucks Corp.	44,132	4,027,045
		28,869,741
Household Products — 1.2%
Colgate-Palmolive Co.	31,710	2,882,756
Kimberly-Clark Corp.	13,059	1,711,252
Procter & Gamble Co. (The)	92,079	15,437,044
		20,031,052
Industrial Conglomerates — 0.5%
3M Co.	21,218	2,739,032
Honeywell International, Inc.	25,446	5,747,997
		8,487,029
Industrial REITs — 0.2%
Prologis, Inc.	35,974	3,802,452
Insurance — 1.4%
American International Group, Inc.	25,368	1,846,791
Security	Shares	Value
Insurance (continued)
Aon PLC, Class A	7,675	$ 2,756,553
Chubb Ltd.	15,811	4,368,579
Marsh & McLennan Cos., Inc.	19,198	4,077,847
MetLife, Inc.	22,901	1,875,134
Progressive Corp. (The)	22,744	5,449,690
Travelers Cos., Inc. (The)	8,945	2,154,761
		22,529,355
Interactive Media & Services — 7.9%
Alphabet, Inc., Class A	229,378	43,421,255
Alphabet, Inc., Class C, NVS	189,367	36,063,051
Meta Platforms, Inc., Class A	85,505	50,064,033
		129,548,339
IT Services — 1.1%
Accenture PLC, Class A	24,486	8,613,930
International Business Machines Corp.	35,798	7,869,474
Snowflake, Inc., Class A(a)(b)	12,280	1,896,155
		18,379,559
Life Sciences Tools & Services — 0.8%
Danaher Corp.	25,207	5,786,267
Thermo Fisher Scientific, Inc.	14,902	7,752,467
		13,538,734
Machinery — 1.2%
Caterpillar, Inc.	19,080	6,921,461
Deere & Co.	9,851	4,173,869
Illinois Tool Works, Inc.	11,420	2,895,655
PACCAR, Inc.	19,983	2,078,631
Parker-Hannifin Corp.	4,997	3,178,242
		19,247,858
Media — 0.3%
Comcast Corp., Class A	148,094	5,557,968
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	55,578	2,116,410
Newmont Corp.	44,844	1,669,094
Southern Copper Corp.	3,387	308,657
		4,094,161
Multi-Utilities — 0.2%
Dominion Energy, Inc.	32,551	1,753,197
Sempra	24,799	2,175,368
		3,928,565
Oil, Gas & Consumable Fuels — 2.6%
Chevron Corp.	67,233	9,738,028
ConocoPhillips	50,497	5,007,787
EOG Resources, Inc.	22,191	2,720,173
Exxon Mobil Corp.	175,133	18,839,057
Marathon Petroleum Corp.	13,053	1,820,893
Occidental Petroleum Corp.	26,556	1,312,132
Phillips 66	16,102	1,834,501
Valero Energy Corp.	12,313	1,509,451
		42,782,022
Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The), Class A	8,950	671,071
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	79,148	4,476,611
Eli Lilly & Co.	31,241	24,118,052
Johnson & Johnson	94,135	13,613,804
Merck & Co., Inc.	98,950	9,843,546

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell Top 200 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	221,435	$ 5,874,670
Zoetis, Inc., Class A	17,884	2,913,840
		60,840,523
Professional Services — 0.3%
Automatic Data Processing, Inc.	16,040	4,695,389
Semiconductors & Semiconductor Equipment — 12.8%
Advanced Micro Devices, Inc.(a)	62,817	7,587,665
Analog Devices, Inc.	19,301	4,100,691
Applied Materials, Inc.	32,499	5,285,312
Broadcom, Inc.	177,445	41,138,849
Intel Corp.	165,773	3,323,749
KLA Corp.	5,254	3,310,651
Lam Research Corp.	50,158	3,622,912
Marvell Technology, Inc.	33,485	3,698,418
Micron Technology, Inc.	43,014	3,620,058
NVIDIA Corp.	913,230	122,637,657
QUALCOMM, Inc.	43,577	6,694,299
Texas Instruments, Inc.	35,518	6,659,980
		211,680,241
Software — 11.6%
Adobe, Inc.(a)	17,309	7,696,966
Atlassian Corp., Class A(a)	6,210	1,511,390
Autodesk, Inc.(a)	8,372	2,474,512
Cadence Design Systems, Inc.(a)	10,643	3,197,796
Crowdstrike Holdings, Inc., Class A(a)	8,979	3,072,255
Fortinet, Inc.(a)	24,522	2,316,839
Intuit, Inc.	10,655	6,696,667
Microsoft Corp.	290,218	122,326,887
Oracle Corp.	61,293	10,213,866
Palo Alto Networks, Inc.(a)	25,245	4,593,580
Roper Technologies, Inc.	4,163	2,164,136
Salesforce, Inc.	36,062	12,056,608
ServiceNow, Inc.(a)	8,012	8,493,681
Synopsys, Inc.(a)	5,943	2,884,494
Workday, Inc., Class A(a)(b)	8,280	2,136,488
		191,836,165
Specialized REITs — 0.5%
American Tower Corp.	18,184	3,335,128
Equinix, Inc.	3,761	3,546,209
Public Storage	6,144	1,839,759
		8,721,096
Specialty Retail — 1.9%
AutoZone, Inc.(a)	661	2,116,522
Security	Shares	Value
Specialty Retail (continued)
Home Depot, Inc. (The)	38,707	$ 15,056,636
Lowe’s Cos., Inc.	22,301	5,503,887
O’Reilly Automotive, Inc.(a)	2,260	2,679,908
TJX Cos., Inc. (The)	44,135	5,331,949
		30,688,902
Technology Hardware, Storage & Peripherals — 8.6%
Apple Inc.	558,553	139,872,842
Dell Technologies, Inc., Class C	10,621	1,223,964
		141,096,806
Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc.(a)	4,586	1,753,732
NIKE, Inc., Class B	46,127	3,490,430
		5,244,162
Tobacco — 0.7%
Altria Group, Inc.	66,173	3,460,186
Philip Morris International, Inc.	60,682	7,303,079
		10,763,265
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	18,681	4,123,457
Total Long-Term Investments — 99.8% (Cost: $1,284,389,265)		1,647,161,642
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)(e)	3,512,080	3,513,836
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)(d)	2,253,967	2,253,967
Total Short-Term Securities — 0.4% (Cost: $5,767,803)		5,767,803
Total Investments — 100.2% (Cost: $1,290,157,068)		1,652,929,445
Liabilities in Excess of Other Assets — (0.2)%		(2,685,639)
Net Assets — 100.0%		$ 1,650,243,806
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell Top 200 ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 3,512,785(a)	$ —	$ 1,051	$ —	$ 3,513,836	3,512,080	$ 2,722(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,552,462	701,505(a)	—	—	—	2,253,967	2,253,967	92,258	—
BlackRock, Inc.	4,425,280	1,159,977	(760,401)	149,842	916,609	5,891,307	5,747	86,083	—
				$ 150,893	$ 916,609	$ 11,659,110		$ 181,063	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	9	03/21/25	$ 2,671	$ (81,760)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not be a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell Top 200 ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,647,161,642	$ —	$ —	$ 1,647,161,642
Short-Term Securities
Money Market Funds	5,767,803	—	—	5,767,803
	$ 1,652,929,445	$ —	$ —	$ 1,652,929,445
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (81,760)	$ —	$ —	$ (81,760)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust